Risk/Return Detail Data - FidelityInternationalValueFund-AMCIZPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® International Value Fund /Fidelity Advisor® International Value Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® International Value Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate	29.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Investing in securities of companies that Fidelity Management & Research Company LLC (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in securities of value companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	14.46%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	20.35%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(28.23%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Fidelity Advisor International Value Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.88%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[3]
Total annual operating expenses	1.17%
1 year	$ 687
3 years	925
5 years	1,182
10 years	1,914
1 Year	687
3 Years	925
5 Years	1,182
10 Years	$ 1,914
2014	(7.91%)
2015	0.70%
2016	(1.93%)
2017	19.30%
2018	(17.42%)
2019	18.43%
2020	2.95%
2021	14.62%
2022	(8.19%)
2023	18.82%
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Fidelity Advisor International Value Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.88%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.04%	[3]
Total annual operating expenses	1.92%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 295
3 years	603
5 years	1,037
10 years	2,048
1 Year	195
3 Years	603
5 Years	1,037
10 Years	$ 2,048
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Fidelity Advisor International Value Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.88%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.04%	[3]
Total annual operating expenses	1.42%
1 year	$ 489
3 years	784
5 years	1,099
10 years	1,992
1 Year	489
3 Years	784
5 Years	1,099
10 Years	$ 1,992
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Fidelity Advisor International Value Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.88%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[3]
Total annual operating expenses	0.91%
1 year	$ 93
3 years	290
5 years	504
10 years	1,120
1 Year	93
3 Years	290
5 Years	504
10 Years	$ 1,120
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Fidelity Advisor International Value Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.74%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[3]
Total annual operating expenses	0.78%
1 year	$ 80
3 years	249
5 years	433
10 years	966
1 Year	80
3 Years	249
5 Years	433
10 Years	$ 966
Annual Return, Inception Date	Oct. 02, 2018
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Return Before Taxes | Fidelity Advisor International Value Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.99%
Past 5 years	7.52%
Past 10 years	2.56%
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Return Before Taxes | Fidelity Advisor International Value Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	16.89%
Past 5 years	7.97%
Past 10 years	2.53%
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Return Before Taxes | Fidelity Advisor International Value Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.33%
Past 5 years	7.73%
Past 10 years	2.51%
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Return Before Taxes | Fidelity Advisor International Value Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.10%
Past 5 years	9.12%
Past 10 years	3.45%
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | Return Before Taxes | Fidelity Advisor International Value Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.29%
Past 5 years	9.27%
Since Inception	5.58%	[5]
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | After Taxes on Distributions | Fidelity Advisor International Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	11.64%
Past 5 years	7.08%
Past 10 years	2.14%
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | After Taxes on Distributions and Sales | Fidelity Advisor International Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	7.57%
Past 5 years	6.02%
Past 10 years	2.04%
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | MS001
Risk/Return:
Label	MSCI EAFE Index
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
FidelityInternationalValueFund-AMCIZPRO | Fidelity International Value Fund | MS158
Risk/Return:
Label	MSCI EAFE Value Index
Past 1 year	19.29%
Past 5 years	7.36%
Past 10 years	3.41%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25%, 0.25%, 0.25%, 0.24%, and 0.09% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .